ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	December 31, 2021	December 31, 2020
Trade payables	$77,549	$151,093
Accrued liabilities	72,452	104,091
Accounts payable and accrued liabilities	$150,001	$255,184